Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss

14	Financial assets designated and otherwise mandatorily measured at fair value through profit or loss

	2020				2019
	Designated at fair value	Mandatorily measured at fair value	Total	Designated at fair value	Mandatorily measured at fair value	Total
	$m	$m	$m	$m	$m	$m
Securities	2,492	39,088	41,580	2,344	35,808	38,152
– treasury and other eligible bills	635	26	661	630	31	661
– debt securities	1,857	5,250	7,107	1,714	4,838	6,552
– equity securities	—	33,812	33,812	—	30,939	30,939
Loans and advances to banks and customers	—	2,988	2,988	1	4,555	4,556
Other	—	985	985	—	919	919
At 31 Dec	2,492	43,061	45,553	2,345	41,282	43,627

Securities[1]
		2020				2019
		Designated at fair value	Mandatorily measured at fair value	Total	Designated at fair value	Mandatorily measured at fair value	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Hong Kong Government		22	—	22	4	—	4
Other governments		648	674	1,322	666	754	1,420
Asset-backed securities	2	—	235	235	—	363	363
Corporate debt and other securities		1,822	4,367	6,189	1,674	3,752	5,426
Equities		—	33,812	33,812	—	30,939	30,939
At 31 Dec		2,492	39,088	41,580	2,344	35,808	38,152
1    Included within these figures are debt securities issued by banks and other financial institutions of $1,180m (2019 re-presented: $1,244m), of which nil (2019: nil) are guaranteed by various governments.
2    Excludes asset-backed securities included under US Treasury and US Government agencies.